Acquisitions - TransFirst - Identifiable Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2016	Dec. 31, 2017
Merchant relationships
Identifiable intangible assets acquired
Weighted Average Amortization Period		7 years
Channel relationships
Identifiable intangible assets acquired
Weighted Average Amortization Period		8 years 7 months 6 days
Acquisition (current) technology intangibles
Identifiable intangible assets acquired
Weighted Average Amortization Period		6 years 1 month 6 days
Trade name
Identifiable intangible assets acquired
Weighted Average Amortization Period		3 years 10 months 24 days
Covenants not-to-compete
Identifiable intangible assets acquired
Weighted Average Amortization Period		4 years 3 months 18 days
Favorable lease
Identifiable intangible assets acquired
Weighted Average Amortization Period		5 years 1 month 6 days
TransFirst
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 814,131
Weighted Average Amortization Period	7 years 1 month 6 days
TransFirst | Minimum
Identifiable intangible assets acquired
Weighted Average Amortization Period		1 year
TransFirst | Maximum
Identifiable intangible assets acquired
Weighted Average Amortization Period		10 years
TransFirst | Amortizable intangible assets | Level 2 and Level 3 measurements
Key fair value assumptions
Discount rate (as a percent)	8.50%
Effective tax rate (as a percent)	40.00%
Long-term sustainable growth rate (as a percent)	3.00%
TransFirst | Amortizable intangible assets | Level 2 and Level 3 measurements | Minimum
Key fair value assumptions
Pre-tax royalty rate (as a percent)	1.00%
Attrition rate (as a percent)	11.00%
TransFirst | Amortizable intangible assets | Level 2 and Level 3 measurements | Maximum
Key fair value assumptions
Pre-tax royalty rate (as a percent)	3.00%
Attrition rate (as a percent)	16.00%
TransFirst | Merchant relationships
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 588,000
Weighted Average Amortization Period	7 years
TransFirst | Channel relationships
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 121,000
Weighted Average Amortization Period	10 years
TransFirst | Acquisition (current) technology intangibles
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 72,000
Weighted Average Amortization Period	5 years
TransFirst | Trade name
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 16,000
Weighted Average Amortization Period	1 year
TransFirst | Covenants not-to-compete
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 15,000
Weighted Average Amortization Period	3 years
TransFirst | Favorable lease
Identifiable intangible assets acquired
Total acquired identifiable intangible assets	$ 2,100
Weighted Average Amortization Period	5 years 7 months 6 days